Share-Based Compensation	3 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

12. SHARE-BASED COMPENSATION

In 2018, the NESR shareholders approved the 2018 Long Term Incentive Plan (the “LTIP”). A total of 5,000,000 ordinary shares are reserved for issuance under the LTIP. Grants to members of the Company’s Board of Directors are time-based and vest ratably over a 1-year period. Grants to the Company employees are time-based and vest ratably over a 3-year period.

The purpose of the LTIP is to enhance NESR’s ability to attract, retain and motivate persons who make (or are expected to make) important contributions to NESR by providing these individuals with equity ownership opportunities. The Company intends to use time-based restricted stock unit awards to reward long-term performance of the executive officers. The Company believes that providing a meaningful portion of the total compensation package in the form of share-based awards will align the incentives of its executive officers with the interests of its shareholders and serve to motivate and retain the individual executive officers.

The following tables set forth the LTIP activity for the periods indicated (in thousands, except share and per share amounts):

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at January 1, 2020	1,502,690	$10.25
Granted	1,080,905	$4.96
Vested and issued	(307,599)	$10.36
Forfeited	(31,001)	$10.45
Unvested at March 31, 2020	2,244,995	$7.72

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at January 1, 2019	725,200	$10.94
Granted	-	$-
Vested and issued	-	$-
Forfeited	-	$-
Unvested at March 31, 2019	725,200	$10.94

At March 31, 2020 and 2019, the Company had unrecognized compensation expense of $15.0 million and $6.6 million, respectively, related to unvested LTIP to be recognized on a straight-line basis over a weighted average remaining period of 2.10 years and 2.26 years, respectively. Stock-based compensation has been recorded in the Condensed Consolidated Statement of Operations as follows (in thousands):

	Cost of services	Selling, general and administrative expense	Total
Quarter ended March 31, 2020	$726	$909	$1,635
Quarter ended March 31, 2019	370	370	740